Revenues (Tables)	6 Months Ended
Oct. 31, 2024
Revenues [Abstract]
Schedule of Revenues Disaggregated by Service Lines

The following table presents the Company’s revenues disaggregated by service lines for the six months ended October 31, 2023 and 2024:

	For the six months ended October 31, 2023	For the six months ended October 31, 2024
	JPY	JPY	USD
	(Unaudited)	(Unaudited)	(Unaudited)
OPERATING REVENUES
Software and system development services	4,812,000	217,699,635	1,428,944
Consulting and solution services	1,267,620	7,284,000	47,811
Sale of NFTs	48,864,935	-	-
TOTAL OPERATING REVENUES	54,944,555	224,983,635	1,476,755